UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.):  [X ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    Managing Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     September 6, 2002



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: 91,082,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     1371 336870.000SH      SOLE                                 336870.000
AFLAC                          COM              001055102     3038 102969.000SH      SOLE                                 102969.000
Advent Software                COM              007974108     1372 23195.000SH       SOLE                                  23195.000
Amer Int'l Group               COM              026874107     2349 32557.000SH       SOLE                                  32557.000
Automatic Data                 COM              053015103     3917 67215.000SH       SOLE                                  67215.000
BISYS Group                    COM              055472104     2232 63310.000SH       SOLE                                  63310.000
Bank One                       COM              06423A103     3635 87005.000SH       SOLE                                  87005.000
Barr Labs                      COM              068306109     1186 18015.000SH       SOLE                                  18015.000
Biomet                         COM              090613100     1401 51775.000SH       SOLE                                  51775.000
Cardinal Health                COM              14149Y108     3345 47187.000SH       SOLE                                  47187.000
Cisco Systems                  COM              17275R102     1435 84740.000SH       SOLE                                  84740.000
Citigroup                      COM              172967101     3903 78815.006SH       SOLE                                  78815.006
Concord EFS                    COM              206197105     1923 57825.000SH       SOLE                                  57825.000
Dycom Industries               COM              267475101     1014 67812.000SH       SOLE                                  67812.000
EMC Corp                       COM              268648102      934 78365.000SH       SOLE                                  78365.000
Ericson Tel ADR                COM              294821400     1060 253635.000SH      SOLE                                 253635.000
Family Dollar                  COM              307000109     1886 56275.000SH       SOLE                                  56275.000
Fastenal                       COM              311900104     3195 42425.000SH       SOLE                                  42425.000
First Data Corp                COM              319963104     1965 22520.000SH       SOLE                                  22520.000
Freds Inc                      COM              356108100     2004 55680.000SH       SOLE                                  55680.000
Genzyme                        COM              372917104      850 19475.000SH       SOLE                                  19475.000
Home Depot                     COM              437076102     2387 49115.000SH       SOLE                                  49115.000
Huntington Bncshrs             COM              446150104     2159 109575.000SH      SOLE                                 109575.000
IBM                            COM              459200101     3620 34807.000SH       SOLE                                  34807.000
IDEC Pharm                     COM              449370105     1075 16715.000SH       SOLE                                  16715.000
Immunex                        COM              452528102     1350 44600.000SH       SOLE                                  44600.000
Intel                          COM              485140100     2604 85630.000SH       SOLE                                  85630.000
Johnson & Johnson              COM              478160104     2100 32340.000SH       SOLE                                  32340.000
Keycorp                        COM              493267108     1738 65225.000SH       SOLE                                  65225.000
Lexmark Int'l Gp A             COM              529771107     2634 46062.000SH       SOLE                                  46062.000
Lowe's Companies               COM              548661107     2230 51270.000SH       SOLE                                  51270.000
Maxim Integrated               COM              57772k101     1171 21016.000SH       SOLE                                  21016.000
MedImmune                      COM              548699102      914 23235.000SH       SOLE                                  23235.000
Microsoft                      COM              594918104     2246 37240.000SH       SOLE                                  37240.000
Nokia Corp ADR                 COM              654902204     1348 64985.000SH       SOLE                                  64985.000
Oracle Systems                 COM              68389x105      919 71825.000SH       SOLE                                  71825.000
Patterson Dental               COM              703412106      421 9617.000 SH       SOLE                                   9617.000
Paychex                        COM              704326107     3315 83504.000SH       SOLE                                  83504.000
Procter & Gamble               COM              742718109     2663 29555.000SH       SOLE                                  29555.000
SEI Investments                COM              784117103     1357 31705.000SH       SOLE                                  31705.000
Stryker Corp                   COM              863667101     2171 35992.000SH       SOLE                                  35992.000
Sun Microsystems               COM              866810104      641 72635.000SH       SOLE                                  72635.000
Target Corp                    COM              87612e106     2179 50530.000SH       SOLE                                  50530.000
United Tech                    COM              913017109     1863 25110.000SH       SOLE                                  25110.000
Wachovia                       COM              929903102     1718 46320.000SH       SOLE                                  46320.000
Wal-Mart                       COM              931142103     2244 36611.000SH       SOLE                                  36611.000